July 20, 2012
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090
Re: Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
On behalf of Allianz Funds Multi-Strategy Trust (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 141 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).
The Amendment is being submitted in connection with the Trust’s registration of Class A, C, D, P and Institutional Class shares of AGIC U.S. Hedged Equity Fund, Class A, C, D, P and Institutional Class shares of AGIC Structured Alpha Fund and Class A, C, D, P and Institutional Class shares of NFJ Emerging Markets Value Fund.
     In addition to Part C, the Amendment includes the following documents:
1.	Prospectus for Class A, C, D, P and Institutional Class shares of AGIC U.S. Hedged Equity Fund;

2.	Prospectus for Class A, C, D, P and Institutional Class shares of AGIC Structured Alpha Fund;

3.	Prospectus for Class A, C, D, P and Institutional Class shares of NFJ Emerging Markets Value Fund; and

4.	The Statement of Additional Information of the Trust.
The Trust expects to file an amendment pursuant to Rule 485(b) under the Act on or prior to the effective date of this Amendment in order to include updated financial information.
No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4929) or to George B. Raine (at 617-951-7467) of this firm.

ROPES & GRAY LLP
July 20, 2012
Regards,
/s/ Lisa Ragosta, Esq.
Lisa Ragosta, Esq.

cc:	Brian Shlissel Thomas J. Fuccillo, Esq. Angela Borreggine, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Jessica Reece, Esq.